Document and Entity Information	Dec. 06, 2023
Cover [Abstract]
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001622194
Document Type	8-K
Document Period End Date	Dec. 06, 2023
Entity Registrant Name	Easterly Government Properties, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36834
Entity Tax Identification Number	47-2047728
Entity Address, Address Line One	2001 K Street NW
Entity Address, Address Line Two	Suite 775 North
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20006
City Area Code	(202)
Local Phone Number	595-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	DEA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false